LEASES (Schedule of Lease Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Presentation of leases for lessee [abstract]
Interest expense on lease liabilities	$ 115	$ 165
Exchange rate differences	(57)	(237)
CPI recognized on lease liabilities and right-of-use assets	39	95
Depreciation expenses on right-of-use assets	805	726
Expense due to removal of lease liabilities and right-of-use assets	$ 0	$ 1